Accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of the Impact of Adopting IFRS 15

The following table summarises the impact of adopting IFRS 15 on the Group’s consolidated income statement for the years ended 31 December 2017 and 2016.

	Year ended 31 December 2017			Year ended 31 December 2016
£ million	As previously reported	IFRS 15 adjustments	As restated	As previously reported	IFRS 15 adjustments	As restated
Revenue	15,265.4	538.8	15,804.2	14,388.9	498.4	14,887.3
Costs of services	(12,090.2)	(538.8)	(12,629.0)	(11,348.1)	(498.4)	(11,846.5)
Gross profit	3,175.2	–	3,175.2	3,040.8	–	3,040.8

Summary of Estimated Useful Life of Intangible Assets

Amortisation is provided at rates calculated to write off the cost less estimated residual value of each asset on a straight-line basis over its estimated useful life as follows:

•	Brand names (with finite lives) – 10-20 years.

•	Customer-related intangibles – 3-10 years.

•	Other proprietary tools – 3-10 years.

•	Other (including capitalised computer software) – 3-5 years.

Summary of Estimated Useful Life of Property, Plant and Equipment

Depreciation is provided at rates calculated to write off the cost less estimated residual value of each asset on a straight-line basis over its estimated useful life, as follows:

•	Freehold buildings – 50 years.

•	Leasehold land and buildings – over the term of the lease or life of the asset, if shorter.

•	Fixtures, fittings and equipment – 3-10 years.

•	Computer equipment – 3-5 years.